Other (Expense)/Income, Net (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Other (expense)/income, net	$ (3,321)	$ (7,481)		$ (5,235)	$ (5,415)
Defaulted counterparty
Other (expense)/income, net					7,203
Navios Logistics
Other (expense)/income - taxes other than income taxes				$ 6,419	$ 4,681
Default credit insurance policy
Insurance recoveries			$ 4,044
Within the caption of 'Other (expense)/income, net'
Insurance recoveries			$ 3,551